SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of test monitoring costs and royalty fees
	Year Ended March 31,
	2015	2016	2017
	RMB	RMB	RMB

Test monitoring costs	113,042,449	142,116,286	163,061,810
Royalty fees	4,991,524	4,823,101	7,423,118

Schedule of useful lives of property and equipment

Building	30 years
Computer equipment	3 to 5 years
Furniture, fixtures and office equipment	5 years
Software	3 to 5 years
Motor vehicles	5 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

Schedule of allocation of recognized employee benefit expenses

	Year Ended March 31,
	2015	2016	2017
	RMB	RMB	RMB
Cost of revenues	5,597,846	6,334,414	6,841,587
Research and development	5,563,607	5,810,237	6,435,010
Sales and marketing	4,045,878	4,169,401	4,463,283
General and administrative	2,870,561	2,583,837	3,110,561

Total expense due to employee benefit plans	18,077,892	18,897,889	20,850,441

Schedule of the Company's involvement with the VIE under the VIE Agreements affected the consolidated results of operations and cash flows

Year ended March 31, 2015
RMB
Net revenue	154,454,044
Net income	21,951,065

Year ended March 31, 2015
RMB
Net cash provided by operating activities	22,655,696
Net cash used in investing activities	(37,956,001)
Net cash used in financing activities	—